Goodwill and Intangible Assets - Summary of Continuity of Goodwill By Group of CGUs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Goodwill [Line Items]
Beginning balance	$ 6,244	$ 6,381
Acquisitions (disposals) during the year	54	(4)
Foreign exchange and other	75	(133)
Ending balance	6,373	6,244
Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	3,816	3,958
Foreign exchange and other	78	(142)
Ending balance	3,894	3,816
Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	2,139	2,119
Acquisitions (disposals) during the year		(4)
Foreign exchange and other	(8)	24
Ending balance	2,131	2,139
BMO capital markets [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	289	304
Acquisitions (disposals) during the year	54
Foreign exchange and other	5	(15)
Ending balance	348	289
Traditional wealth management [member] | Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	2,137	2,117
Acquisitions (disposals) during the year		(4)
Foreign exchange and other	(8)	24
Ending balance	2,129	2,137
Insurance products [member] | Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	2	2
Ending balance	2	2
Canada [member] | Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	97	97
Ending balance	97	97
United States [member] | Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	3,719	3,861
Foreign exchange and other	78	(142)
Ending balance	$ 3,797	$ 3,719